Discontinued operations - Disclosure of Condensed statement of Comprehensive Income For Discontinued Operations Explanatory (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [LineItems]
Net result from discontinued operations	€ 608	€ 606
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	(8)	5
Items that may be reclassified subsequently to profit or loss:
Movements in foreign currency translation and net foreign investment hedging reserves	151	(472)
Total other comprehensive income / (loss)	(207)	(67)
Total comprehensive income / (loss)	401	538
Discontinued operations [member]
Statement [LineItems]
Net result from discontinued operations	52	86
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	(27)	6
Items that may be reclassified subsequently to profit or loss:
Movements in foreign currency translation and net foreign investment hedging reserves	16	(52)
Total other comprehensive income / (loss)	(11)	(45)
Total comprehensive income / (loss)	€ 41	€ 40